Balances and Transactions with Related Parties (Details) - Schedule of benefits to and other transactions with related parties and key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Benefits To And Other Transactions With Related Parties And Key Management Personnel Abstract
Wages and benefits for employees by or on behalf of the company	$ 1,359	$ 1,160
Share-based payment	3,887	544
Financial expenses on convertible loan	1,102	2,344
Total	6,348	4,048
Related parties, related parties, and key management personnel employed by or on behalf of the Company	5	4
Directors who are not employed by the company and are not remunerated	$ 4	$ 3